                                    [PHOTO]

                                 Smith Barney
[GRAPHIC]                      Aggressive Growth
                                   Fund Inc.

                                 ANNUAL REPORT

                                August 31, 1999

                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]

             NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Smith Barney Aggressive
Growth Fund Inc.
-----------------------

The Smith Barney Aggressive Growth Fund Inc. ("Fund") seeks capital appreciation through investment primarily in common stocks of companies that are experiencing, or have the potential to experience, growth in earnings that exceed the average rate of earnings growth of companies whose securities are included in the S&P 500 Index, which is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely held common stocks.


Smith Barney Aggressive Growth Fund Inc.
Average Annual Total Returns
August 31, 1999

                                     Without Sales Charges/(1)/
                               ------------------------------------------
                               Class A       Class B       Class L
-------------------------------------------------------------------------
One-Year                       104.42%        102.78%       102.87%
-------------------------------------------------------------------------
Five-Year                       25.86          24.86         24.92
=========================================================================
Ten-Year                        18.33            N/A           N/A
-------------------------------------------------------------------------
Since Inception++               16.96          22.12         23.60
=========================================================================

                                        With Sales Charges/(2)/
                               ------------------------------------------
                               Class A        Class B       Class L
=========================================================================
One-Year                        94.19%         97.78%        99.81%
-------------------------------------------------------------------------
Five-Year                       24.58          24.78         24.67
-------------------------------------------------------------------------
Ten-Year                        17.72            N/A           N/A
-------------------------------------------------------------------------
Since Inception++               16.58          22.12         23.41
=========================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase. All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.
++ Inception dates for Class A, B and L shares are October 24, 1983, November 6, 1992 and May 13, 1993, respectively.

--------------
FUND HIGHLIGHT
--------------

Since the Fund's inception in 1983, we have employed a bottom-up, stock-specific approach rather than choosing stocks based on forecasts of the strength of the economy, direction of interest rates and inflation or other factors that are beyond the control of the individual companies in the Fund's portfolio. Nothing has changed our fundamental view that if you design a growth portfolio properly, you should be able to find companies to buy and hold not just for one or two quarters (which, in our view, is short-term trading) but rather for many years. We prefer to own companies where quality managements work to build dynamic, financially strong companies and who own meaningful equity stakes themselves.

-------------
NASDAQ SYMBOL
-------------

           Class A                      SHRAX
           Class B                      SAGBX
           Class L                      SAGLX

-------------
WHAT'S INSIDE
-------------

Shareholder Letter ......................................................1

Historical Performance...................................................4

Smith Barney Aggressive Growth Fund Inc. at a Glance.....................7

Schedule of Investments..................................................8

Statement of Assets and Liabilities.....................................11

Statement of Operations.................................................12

Statements of Changes in Net Assets.....................................13

Notes to Financial Statements...........................................14

Financial Highlights....................................................17

Tax Information.........................................................19

Independent Auditors' Report............................................20

------------------
Shareholder Letter
------------------

[PHOTO OF HEATH B. McLENDON APPEARS HERE]
HEATH B.
McLENDON

Chiarman

[PHOTO OF RICHARD A. FREEMAN APPEARS HERE]
RICHARD A.
FREEMAN

Vice President and
Investment Officer


Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Aggressive Growth Fund ("Fund") for the year ended August 31, 1999. We hope you find this report to be useful and informative. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance and current holdings can be found in the appropriate sections that follow.

Performance Update

We are proud to report that for the year ended August 31, 1999, the Fund returned 104.42%, 102.78% and 102.87% for its Class A, B and L shares, respectively, without sales charges. During the period under review, the Russell 2500 Growth Index* and the Value Line Composite Index-Geometric** returned 32.40% and 18.08%, respectively. For the six months ended August 31, 1999, the Fund returned 27.53%, 27.00% and 27.04% for its Class A, B and L shares, respectively, without sales charges. For the same period, the Russell 2500 Growth Index* and the Value Line Composite Index-Geometric** returned 12.90% and 6.60%, respectively.

Market Overview

In contrast to the troubled conditions that existed in the equity markets last summer, investor confidence returned during the Fund's fiscal year. In our view, the series of three interest-rate reductions instituted by the Federal Reserve Board ("Fed") beginning in September 1998 were the catalysts to restoring confidence in the markets. A year ago, investors were concerned that the U.S. economy would be negatively affected by the forces that were hurting many overseas economies. A credit crunch in the United States was also feared with a concomitant contraction of money available to finance growth in business. The Fed's injection of funds into the banking system alleviated those concerns and enabled the economy to continue growing in an uninterrupted manner.

Beginning in the fall of 1998, bond investors began to bid up long-term interest rates focusing on an economy that appeared to be too strong with the potential to cause an increase in the rate of inflation, the ultimate villain of long-term bonds and equities. Fears of an overheated economy did not go unnoticed by the Fed, which raised short-term interest rates twice this summer, with some analysts predicting further increases later on this year.

Dramatic recoveries occurred in nearly all indices during the past year, including the Russell 2500 Growth Index. However, the Russell 2500 Growth Index failed to record an all-time high, unlike many of the major large capitalization stock indices, including the Dow Jones Industrial Average (a price-weighted average of 30 actively traded blue chip stocks) and the Standard & Poor's 500 Stock Index.

-----------------
* Russell 2500 Stock Growth Index is a broad-based index representing smaller-sized U.S. companies.

** The Value Line Composite Index-Geometric is composed of the 1,700 stocks tracked by the Value Line Investment Survey.

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       1

Investment Strategy

Since the Fund's inception in 1983, we have employed a stock-specific approach rather than choosing stocks based on forecasts of the strength of the economy, direction of interest rates and inflation or other factors that are beyond the control of the individual companies in the Fund's portfolio. Nothing has changed our fundamental view that if you design a growth portfolio properly, you should be able to find companies to buy and hold not just for one or two quarters (which, in our view, is short-term trading) but rather for many years. We prefer to own companies where quality managements work to build dynamic, financially strong companies and who own meaningful equity stakes themselves.

We try to identify and invest in companies that supply a product or offer a service that allows people to live more enjoyable lives, saves businesses time and money or, in the case of pharmaceutical companies, offer drugs which are so efficacious that it becomes virtually impossible for doctors not to prescribe the drugs broadly. Also, we strive to own companies that have some measure of exclusivity with their products or services either through patent protection or the establishment of a strong franchise position. These companies typically possess a degree of pricing flexibility afforded them by their strong market positions. This pricing power in turn has often enabled these companies to achieve above-average profitability over the long-term.


Portfolio Update*

The last six months of our fiscal year witnessed broad gains in the stocks of our portfolio, with particular strength in our biotechnology holdings. Once again, all-time highs were recorded by our major biotechnology holdings including Amgen, Genzyme and IDEC Pharmaceuticals. Unfortunately, long-time holding Genentech saw the remaining portion of its shares acquired by Roche Holdings AG, which then sold a minority stake back to the public at a premium to the price at which they exercised their option. While we participated in this offering, Genentech now makes up a smaller portion of the Fund's assets than in the past.

We are particularly pleased that Wall Street has begun to recognize the attractive characteristics and growth potential of the biotechnology industry. The industry's positive outlook has not gone unnoticed by large pharmaceutical companies, as evidenced by a pickup in acquisition activity that has occurred in recent months.

Very strong results were recorded by several of our technology stocks, including semiconductor companies Intel and Micron Technology. Adaptive Broadband, a participant in the emerging field of wireless Internet access, made excellent progress with their product offerings. Tyco International, the Fund's largest holding at the close of the reporting period, announced yet another stock split and has continued to exceed Wall Street's earnings expectations. In addition, Weatherford International, a leading provider of oilfield service equipment, and a company in which we doubled our position during the past six months, saw its share price double.

During the last six month period, we added to our holdings in Genzyme General Division, and Vertex Pharmaceuticals while establishing initial positions in Imclone Systems, ISIS Pharmaceuticals, Genzyme Surgical Products and SUGEN (which accepted a takeover offer from Pharmacia Upjohn at a significant premium to our cost). We also established initial positions in two New York area savings and loan companies, Astoria Financial and Roslyn Bancorp, banks that sell at depressed price-to-earnings multiples and offer above-average dividend yields.

We established an initial position in Core Laboratories, an oil-service-related company as well as in Quantum Corporation Hard Disk Drive, one of the two tracking stocks created by Quantum Corporation. The acquisition of Netscape Communications by America Online ("AOL") became effective during this reporting period and that is why AOL appears as a Fund holding for the first time.

-----------
* Portfolio holdings are subject to change.
--------------------------------------------------------------------------------
2                                             1999 Annual Report to Shareholders

Conclusion

In summary, the last six and 12-month periods were rewarding ones for the Fund. While a doubling in our net asset value in fiscal 1999 is a steep and unlikely target for the year ahead*, we will work as diligently as always in seeking to achieve above average returns for shareholders.

Thank you for your investment in the Smith Barney Aggressive Growth Fund. We look forward to continuing to help you pursue your financial goals.

Sincerely,

/s/ Heath B. McLendon
Heath B. McLendon
Chairman

/s/ Richard A. Freeman
Richard A. Freeman
Vice President and
Investment Officer

September 23, 1999

-----------------------------------------------------------------
Top Ten Holdings+                           As of August 31, 1999
-----------------------------------------------------------------
  1. Tyco International Ltd.                                  9.2%
-----------------------------------------------------------------
  2. Intel Corp.                                              8.6
-----------------------------------------------------------------
  3. IDEC Pharmaceuticals Corp.                               6.5
-----------------------------------------------------------------
  4. Amgen Inc.                                               6.3
-----------------------------------------------------------------
  5. Forest Laboratories Inc., Class A Shares                 4.9
-----------------------------------------------------------------
  6. CBS Corp.                                                4.8
-----------------------------------------------------------------
  7. Weatherford International, Inc.                          4.5
-----------------------------------------------------------------
  8. Genzyme Corp.-- General Division                         4.4
-----------------------------------------------------------------
  9. America Online, Inc.                                     4.2
-----------------------------------------------------------------
 10. Chiron Corp.                                             4.1
-----------------------------------------------------------------
+ As a percentage of total common stock.




-----------
* Past performance is not indicative of future results.
--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       3

---------------------------------------------------------------------------------------------
Historical Performance -- Class A Shares
---------------------------------------------------------------------------------------------

                   Net Asset Value
                   ---------------
              Beginning           End             Income         Capital Gain        Total
Year Ended     of Year          of Year          Dividends       Distributions     Returns(1)
=============================================================================================
8/31/99        $33.78           $67.73            $0.00             $0.88           104.42%
---------------------------------------------------------------------------------------------
8/31/98         41.80            33.78             0.00              1.96           (15.16)
---------------------------------------------------------------------------------------------
8/31/97         28.76            41.80             0.00              0.81            49.11
---------------------------------------------------------------------------------------------
8/31/96         33.53            28.76             0.00              2.37            (7.44)
---------------------------------------------------------------------------------------------
8/31/95         26.76            33.53             0.00              1.37            31.95
---------------------------------------------------------------------------------------------
8/31/94         23.59            26.76             0.00              0.00            13.44
---------------------------------------------------------------------------------------------
8/31/93         18.94            23.59             0.00              0.00            24.55
---------------------------------------------------------------------------------------------
8/31/92         20.12            18.94             0.00              0.76            (2.42)
---------------------------------------------------------------------------------------------
8/31/91         16.16            20.12             0.00              0.94            31.97
---------------------------------------------------------------------------------------------
8/31/90         19.25            16.16             0.02              2.03            (6.38)
=============================================================================================
  Total                                           $0.02            $11.12
=============================================================================================

------------------------------------------------------------------------------------------------------
Historical Performance -- Class B Shares
------------------------------------------------------------------------------------------------------

                            Net Asset Value
                            ---------------
                      Beginning           End             Income         Capital Gain        Total
Year Ended             of Year          of Year          Dividends       Distributions     Returns(1)
======================================================================================================
8/31/99                $32.12           $63.82            $0.00             $0.88           102.78%
------------------------------------------------------------------------------------------------------
8/31/98                 40.17            32.12             0.00              1.96           (15.90)
------------------------------------------------------------------------------------------------------
8/31/97                 27.88            40.17             0.00              0.81            47.94
------------------------------------------------------------------------------------------------------
8/31/96                 32.82            27.88             0.00              2.37            (8.16)
------------------------------------------------------------------------------------------------------
8/31/95                 26.42            32.82             0.00              1.37            30.93
------------------------------------------------------------------------------------------------------
8/31/94                 23.46            26.42             0.00              0.00            12.62
------------------------------------------------------------------------------------------------------
Inception* 8/31/93      20.52            23.46             0.00              0.00            14.33+
======================================================================================================
   Total                                                  $0.00             $7.39
======================================================================================================

------------------------------------------------------------------------------------------------------
Historical Performance -- Class L Shares
------------------------------------------------------------------------------------------------------
                            Net Asset Value
                            ---------------
                       Beginning           End             Income         Capital Gain        Total
Year Ended              of Year          of Year          Dividends       Distributions     Returns(1)
======================================================================================================
8/31/99                 $32.19           $63.99            $0.00             $0.88           102.87%
------------------------------------------------------------------------------------------------------
8/31/98                  40.22            32.19             0.00              1.96           (15.80)
------------------------------------------------------------------------------------------------------
8/31/97                  27.91            40.22             0.00              0.81            47.97
------------------------------------------------------------------------------------------------------
8/31/96                  32.84            27.91             0.00              2.37            (8.12)
------------------------------------------------------------------------------------------------------
8/31/95                  26.42            32.84             0.00              1.37            31.01
------------------------------------------------------------------------------------------------------
8/31/94                  23.47            26.42             0.00              0.00            12.57
------------------------------------------------------------------------------------------------------
Inception*   8/31/93     21.14            23.47             0.00              0.00            11.02+
======================================================================================================
   Total                                                   $0.00             $7.39
======================================================================================================

--------------------------------------------------------------------------------
4                                             1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                                ---------------
                           Beginning           End             Income         Capital Gain        Total
Year Ended                  of Year          of Year          Dividends       Distributions     Returns(1)
==========================================================================================================
8/31/99                     $34.13           $68.69            $0.00             $0.88           105.15%
----------------------------------------------------------------------------------------------------------
8/31/98                      42.07            34.13             0.00              1.96           (14.86)
----------------------------------------------------------------------------------------------------------
8/31/97                      28.84            42.07             0.00              0.81            49.64
----------------------------------------------------------------------------------------------------------
Inception*-- 8/31/96         31.86            28.84             0.00              2.37           (10.13)+++
==========================================================================================================
   Total                                                       $0.00             $6.02
==========================================================================================================



--------------------------------------------------------------------------------
Historical Performance -- Class Z Shares
--------------------------------------------------------------------------------

                                Net Asset Value
                                ---------------
                           Beginning           End             Income         Capital Gain        Total
Year Ended                  of Year          of Year          Dividends       Distributions     Returns(1)
==========================================================================================================
8/31/99                     $34.58           $69.63            $0.00             $0.88           105.20%
----------------------------------------------------------------------------------------------------------
8/31/98                      42.60            34.58             0.00              1.96           (14.86)
----------------------------------------------------------------------------------------------------------
8/31/97                      29.20            42.60             0.00              0.81            49.61
----------------------------------------------------------------------------------------------------------
8/31/96                      33.88            29.20             0.00              2.37            (7.07)
----------------------------------------------------------------------------------------------------------
8/31/95                      26.94            33.88             0.00              1.37            32.38
----------------------------------------------------------------------------------------------------------
8/31/94                      23.67            26.94             0.00              0.00            13.81
----------------------------------------------------------------------------------------------------------
Inception*-- 8/31/93         20.52            23.67             0.00              0.00            15.35+
==========================================================================================================
   Total                                                       $0.00             $7.39
==========================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

--------------------------------------------------------------------------------
Average Annual Total Returns
--------------------------------------------------------------------------------

                                                     Without Sales Charges(1)
                               -------------------------------------------------------------------------------
                               Class A           Class B           Class L           Class Y           Class Z
==============================================================================================================
Year Ended 8/31/99             104.42%           102.78%           102.87%           105.15%            105.20%
--------------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/99        25.86             24.86             24.92               N/A              26.31
--------------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/99         18.33               N/A               N/A               N/A                N/A
--------------------------------------------------------------------------------------------------------------
Inception* through 8/31/99      16.96             22.12             23.60             26.89++            23.51
==============================================================================================================

                                                     With Sales Charges(2)
                              -------------------------------------------------------------------------------
                              Class A           Class B           Class L           Class Y           Class Z
=============================================================================================================
Year Ended 8/31/99             94.19%            97.78%            99.81%           105.15%            105.20%
-------------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/99       24.58             24.78             24.67               N/A              26.31
-------------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/99        17.72               N/A               N/A               N/A                N/A
-------------------------------------------------------------------------------------------------------------
Inception* through 8/31/99     16.58             22.12             23.41             26.89++            23.51
=============================================================================================================


--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       5

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                  Without Sales Charges/(1)/
================================================================================
Class A (8/31/89 through 8/31/99)                         438.06%
--------------------------------------------------------------------------------
Class B (Inception* through 8/31/99)                      290.77
--------------------------------------------------------------------------------
Class L (Inception* through 8/31/99)                      280.25
--------------------------------------------------------------------------------
Class Y (Inception* through 8/31/99)                      134.91++
--------------------------------------------------------------------------------
Class Z (Inception* through 8/31/99)                      322.14
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%; respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B, L, Y and Z shares are October 24, 1983, November 6, 1992, May 13, 1993, October 12, 1995 and November 6, 1992, respectively.
+ Total return is not annualized, as it may not be representative of the total return for the year.
++ Performance calculations for Class Y shares use January 31, 1996 as the inception date since all Class Y shares redeemed during November 1995 and new shares in Class Y were not purchased until January 31, 1996.


--------------------------------------------------------------------------------
6                                            1999 Annual Report to  Shareholders

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc. at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the
Smith Barney Aggressive Growth Fund Inc. vs. Russell 2500 Growth Index+
--------------------------------------------------------------------------------

                           Smith Barney
                    Aggressive Growth Fund Inc.      Russell 2500 Growth Index

Aug\1989                       9,502                          10,000
Aug\1990                       8,896                           8,189
Aug\1991                      11,740                          11,062
Aug\1992                      11,456                          11,998
Aug\1993                      14,268                          15,579
Aug\1994                      16,185                          16,497
Aug\1995                      21,357                          20,116
Aug\1996                      19,769                          22,750
Aug\1997                      29,477                          29,925
Aug\1998                      25,009                          24,880
Aug\1999                      51,124                          32,941


+ Hypothetical illustration of $10,000 invested in Class A shares on August 31, 1989, assuming deduction of the maximum 5.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 1999. Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


Industry Diversification of Common Stock*
--------------------------------------------------------------------------------

Biotechnology                    17.80%
Pharmaceuticals                  13.80%
Broadcasting/Cable               12.80%
Semiconductors                   11.80%
Multi-Industry                    9.20%
Investment Banking Services       6.40%
Computer Software/Internet        6.30%
Oil Field Equipment/Services      5.10%
Communications                    5.90%
Managed Healthcare Providers      3.50%
Other                             7.40%


* As a percentage of total common stock.


Investment Breakdown**
--------------------------------------------------------------------------------

[PIE CHART]

 3.3%  Repurchase Agreement
96.7%  Common Stock

** As a percentage of total investments.

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                       7

-----------------------------------------------------------------------------------------------
Schedule of Investments                                                         August 31, 1999
-----------------------------------------------------------------------------------------------

      SHARES                               SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------
COMMON STOCK -- 96.7%
Biotechnology -- 17.2%
        400,000     Alkermes, Inc.+                                               $ 14,850,000
      1,200,000     Amgen Inc.+                                                     99,825,000
      2,000,000     Chiron Corp.+@                                                  64,250,000
        250,000     COR Therapeutics, Inc.+                                          5,453,125
         66,500     Genentech, Inc.                                                 10,922,625
                    Genzyme Corp.:
      1,225,000       General Division+@                                            69,135,938
        124,257       Molecular Oncology Division+                                     559,157
        400,000     ImClone Systems Inc.+                                           11,600,000
        580,000     NABI Inc.+                                                       3,153,750
----------------------------------------------------------------------------------------------
                                                                                   279,749,595
----------------------------------------------------------------------------------------------
Broadcasting/Cable -- 12.4%
      1,450,000     AT&T - Liberty Media Group, Class A Shares+@                    46,400,000
        500,000     Cablevision Systems Development Corp., Class A Shares+@         35,000,000
      1,600,000     CBS Corp.@                                                      75,200,000
                    Comcast Corp.:
        100,000       Class A Shares                                                 2,943,750
      1,300,000       Class A Special Shares                                        42,412,500
----------------------------------------------------------------------------------------------
                                                                                   201,956,250
----------------------------------------------------------------------------------------------
Communications -- 5.7%
      1,000,000     Adaptive Broadband Corp.+                                       31,875,000
      1,000,000     Arch Communications Group, Inc.+                                 5,500,000
        600,000     AT&T Corp.                                                      27,000,000
        600,000     C-Cor.net Corp.+                                                13,575,000
        168,768     Nokia Oyj, ADR                                                  14,071,032
         26,000     Time Warner Telecom Inc.+                                          702,000
----------------------------------------------------------------------------------------------
                                                                                    92,723,032
----------------------------------------------------------------------------------------------
Computer Hardware -- 2.9%
                    Quantum Corp.:
      2,000,000       DLT & Storage Systems+@                                       36,625,000
      1,500,000       Hard Disk Drive+                                              10,687,500
----------------------------------------------------------------------------------------------
                                                                                    47,312,500
----------------------------------------------------------------------------------------------
Computer Software/Internet -- 6.1%
        720,000     America Online, Inc.+@                                          65,745,000
         20,000     Interactive Pictures Corp.+@                                       400,000
          3,750     IVillage Inc.+@                                                    136,172
          5,000     Juniper Networks, Inc.+@                                         1,025,000
        340,400     Microsoft Corp.+                                                31,508,275
----------------------------------------------------------------------------------------------
                                                                                    98,814,447
----------------------------------------------------------------------------------------------
Diversified Technology -- 1.3%
        350,000     Drexler Technology Corp.+                                        2,668,750
        589,000     Excel Technology, Inc.+                                          7,914,687
        500,000     GenRad, Inc.+                                                    9,437,500
        100,000     Vivid Technologies, Inc.+                                          368,750
----------------------------------------------------------------------------------------------
                                                                                    20,389,687
----------------------------------------------------------------------------------------------

                       See Notes to Finacial Statements.
----------------------------------------------------------------------------------------------
8                                                           1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (continued)                              August 31, 1999
--------------------------------------------------------------------------------

      SHARES                       SECURITY                            VALUE
--------------------------------------------------------------------------------

Drug Delivery/Testing -- 1.3%
        499,500     Advanced Polymer Systems, Inc.+                $ 2,403,844
        100,000     Albany Molecular Research, Inc.+                 3,125,000
        250,000     Cygnus, Inc.+                                    2,921,875
        400,000     SUGEN, Inc.+@                                   12,500,000
--------------------------------------------------------------------------------
                                                                    20,950,719
--------------------------------------------------------------------------------

Electronics - Military -- 1.1%
        400,000     L-3 Communications Holdings, Inc.+              15,875,000
        109,900     Tech-Sym Corp.+                                  2,149,919
--------------------------------------------------------------------------------
                                                                    18,024,919
--------------------------------------------------------------------------------

Healthcare - Miscellaneous -- 0.6%
        100,000     Biosite Diagnostics Inc.+                          912,500
      1,000,287     Genzyme Surgical Products+                       6,501,865
        320,000     Nanogen, Inc.+                                   2,300,000
--------------------------------------------------------------------------------
                                                                     9,714,365
--------------------------------------------------------------------------------

Investment Banking Services -- 6.2%
        500,000     Astoria Financial Corp.                         16,437,500
      1,000,000     Lehman Brothers Holdings Inc.                   53,750,000
        200,000     Merrill Lynch & Co., Inc.                       14,925,000
        800,000     Roslyn Bancorp, Inc.                            13,600,000
         30,000     Goldman Sachs Group, Inc.                        1,794,375
--------------------------------------------------------------------------------
                                                                   100,506,875
--------------------------------------------------------------------------------

Managed Healthcare Providers -- 3.4%
        900,000     United HealthCare Corp.                         54,731,250
--------------------------------------------------------------------------------

Multi-Industry -- 8.9%
      1,430,000     Tyco International Ltd.@                       144,876,875
--------------------------------------------------------------------------------

Oil Field Equipment/Services -- 4.9%
        450,000     Core Laboratories N.V.+                          8,606,250
      2,000,000     Weatherford International, Inc.+@               71,250,000
--------------------------------------------------------------------------------
                                                                    79,856,250
--------------------------------------------------------------------------------

Pharmaceuticals -- 13.3%
         80,000     EP MedSystems, Inc.+                               235,000
      1,600,000     Forest Laboratories, Inc.+                      77,600,000
        800,000     IDEC Pharmaceuticals Corp.+@                   101,650,000
        500,000     Isis Pharmaceuticals, Inc.+                      5,062,500
        362,400     Pfizer Inc.                                     13,680,600
      2,000,000     SICOR Inc.+                                      8,000,000
        375,000     Vertex Pharmaceuticals Inc.+                    10,406,250
--------------------------------------------------------------------------------
                                                                   216,634,350
--------------------------------------------------------------------------------

Semiconductors -- 11.4%
        800,000     Cirrus Logic, Inc.+                              8,950,000
      1,640,000     Intel Corp.                                    134,787,500
        500,000     Micron Technology, Inc.@                        37,281,250
        630,000     Standard Microsystems Corp.+                     5,197,500
--------------------------------------------------------------------------------
                                                                   186,216,250
--------------------------------------------------------------------------------

                    TOTAL COMMON STOCK
                    (Cost -- $584,841,510)                       1,572,457,364
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Aggeressive Growth Fund Inc.                                      9

--------------------------------------------------------------------------------
Schedule of Investments (continued)                              August 31, 1999
--------------------------------------------------------------------------------

      SHARES                             SECURITY                                       VALUE
--------------------------------------------------------------------------------------------------

WARRANTS -- 0.0%
      1,642,028     Arch Communications Group, Inc., Expire 9/1/03+ (Cost -- $0)    $      410,507
--------------------------------------------------------------------------------------------------

      FACE
     AMOUNT                              SECURITY                                        VALUE
--------------------------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 3.3%
$    52,771,000     Goldman, Sachs & Co., 5.400% due 9/1/99;
                    Proceeds at maturity -- $52,778,916;
                    (Fully collateralized by U.S. Treasury Notes and Bonds,
                    5.500% to 14.250% due 10/31/00 to 8/15/26;
                    Market value -- $53,826,524) (Cost -- $52,771,000)                  52,771,000
--------------------------------------------------------------------------------------------------

                    TOTAL INVESTMENTS -- 100%
                    (Cost $637,612,510*)                                            $1,625,638,871
--------------------------------------------------------------------------------------------------

+  Non-income producing security.
@  All or a portion of this security is on loan (See Note 5).
* Aggregate cost for Federal income tax purposes is substantially the same.

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
10                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities                              August 31, 1999
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost   $637,612,510)                            $1,625,638,871
     Cash                                                                              900
     Collateral for securities on loan (Note 5)                                247,426,400
     Receivable for Fund shares sold                                            46,390,170
     Dividends and interest receivable                                             308,108
------------------------------------------------------------------------------------------
     Total Assets                                                            1,919,764,449
------------------------------------------------------------------------------------------

LIABILITIES:
     Payable for securities on loan (Note 5)                                   247,426,400
     Payable for Fund shares purchased                                           6,366,598
     Investment advisory fees payable                                              849,019
     Administration fees payable                                                   282,844
     Distribution fees payable                                                     175,023
     Accrued expenses                                                              307,153
------------------------------------------------------------------------------------------
     Total Liabilities                                                         255,407,037
------------------------------------------------------------------------------------------
Total Net Assets                                                            $1,664,357,412
------------------------------------------------------------------------------------------

NET ASSETS:
     Par value of capital shares                                            $      250,315
     Capital paid in excess of par value                                       661,897,518
     Accumulated net investment loss                                                (2,095)
     Accumulated net realized gain from securities transactions                 14,185,313
     Net unrealized appreciation of investments                                988,026,361
------------------------------------------------------------------------------------------
Total Net Assets                                                            $1,664,357,412
------------------------------------------------------------------------------------------

Shares Outstanding:
     Class A                                                                    10,188,393
     -------------------------------------------------------------------------------------
     Class B                                                                     7,365,883
     -------------------------------------------------------------------------------------
     Class L                                                                     2,527,898
     -------------------------------------------------------------------------------------
     Class Y                                                                     2,509,328
     -------------------------------------------------------------------------------------
     Class Z                                                                     2,439,972
     -------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                 $67.73
     -------------------------------------------------------------------------------------
     Class B*                                                                       $63.82
     -------------------------------------------------------------------------------------
     Class L**                                                                      $63.99
     -------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                 $68.69
     -------------------------------------------------------------------------------------
     Class Z (and redemption price)                                                 $69.63
     -------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
     Class A (net asset value plus 5.26% of net asset value per share)              $71.29
     -------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)              $64.64
------------------------------------------------------------------------------------------

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from purchase (See Note 2).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within one year from initial purchase.

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      11

--------------------------------------------------------------------------------
Statement of Operations                       For the Year Ended August 31, 1999
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Dividends                                                     $ 1,633,136
     Interest                                                        1,928,730
--------------------------------------------------------------------------------
     Total Investment Income                                         3,561,866
--------------------------------------------------------------------------------

EXPENSES:
     Investment advisory fees (Note 2)                               7,183,426
     Distribution fees (Note 2)                                      5,593,811
     Administration fees (Note 2)                                    2,394,475
     Shareholder and system servicing fees                           1,092,173
     Shareholder communications                                        163,845
     Registration fees                                                 138,694
     Audit and legal                                                    60,819
     Custody                                                            54,023
     Directors' fees                                                    35,050
     Other                                                              18,651
--------------------------------------------------------------------------------
     Total Expenses                                                 16,734,967
--------------------------------------------------------------------------------
Net Investment Loss                                                (13,173,101)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
     Realized Gain From Security Transactions
     (excluding short-term securities):
        Proceeds from sales                                         94,151,758
        Cost of securities sold                                     68,783,225
--------------------------------------------------------------------------------
     Net Realized Gain                                              25,368,533
--------------------------------------------------------------------------------

     Change in Net Unrealized Appreciation of Investments:
        Beginning of year                                          248,143,404
        End of year                                                988,026,361
--------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                       739,882,957
--------------------------------------------------------------------------------
Net Gain on Investments                                            765,251,490
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                            $752,078,389
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
12                                            1999 Annual Report to Shareholders

-------------------------------------------------------------------------------------------------------------------
Statements of Changes in Net Assets                                                  For the Years Ended August 31,
-------------------------------------------------------------------------------------------------------------------

                                                                                 1999                     1998
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment loss                                                    $  (13,173,101)         $  (10,153,097)
     Net realized gain                                                          25,368,533              20,932,421
     Increase (decrease) in net unrealized appreciation                        739,882,957            (130,282,524)

-------------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                         752,078,389            (119,503,200)
-------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net realized gains                                                        (18,185,655)            (38,847,159)
-------------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From Distributions to Shareholders                 (18,185,655)            (38,847,159)
-------------------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                        2,547,281,021           1,188,296,454
     Net asset value of shares issued for reinvestment of dividends             15,315,896              30,686,349
     Cost of shares reacquired                                              (2,311,458,577)         (1,191,738,320)
-------------------------------------------------------------------------------------------------------------------
     Increase in Net Assets From Fund Share Transactions                       251,138,340              27,244,483
-------------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets                                              985,031,074            (131,105,876)

NET ASSETS:
     Beginning of year                                                         679,326,338             810,432,214
-------------------------------------------------------------------------------------------------------------------
     End of year*                                                           $1,664,357,412          $  679,326,338
-------------------------------------------------------------------------------------------------------------------
* Includes accumulated net investment loss of:                                     $(2,095)                $(1,923)
-------------------------------------------------------------------------------------------------------------------

                                        See Notes to Financial Statements.
-------------------------------------------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                                                         13

--------------------------------------------------------------------------------
Notes to Financial Statements.
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Aggressive Growth Fund Inc. ("Fund"), a Maryland corporation is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S. government and agency obligations are valued at the bid price. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, an accumulated net investment loss of $1,989,709 and an accumulated net realized gain of $435 were reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2.  Investment Advisory Agreement, Administration Agreement and
    Other Transactions

SSB Citi Fund Management LLC ("SSBC"), formerly known as SSBC Fund Management Inc., a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.60% of the average daily net assets. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets. This fee is calculated daily and paid monthly.

On October 8, 1998, CFBDS, Inc. ("CFBDS") became the Fund's distributor. Prior to the date, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, was the Fund's distributor. SSB, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

SSB acts as the primary broker for its portfolio agency transactions. For the year ended August 31, 1999 SSB received total brokerage commissions of $2,819.

There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00%

--------------------------------------------------------------------------------
14                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Finacial Statements (continued)
--------------------------------------------------------------------------------

CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended August 31, 1999, CFBDS and SSB received sales charges of $1,237,000 and $319,000 on sales of the Fund's Class A and L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                            Class A        Class B      Class L
-------------------------------------------------------------------------
CDSCs                        $1,000       $355,000      $10,000
-------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended August 31, 1999, total Distribution Plan fees were as follows:

                             Class A      Class B      Class L
-------------------------------------------------------------------------
Distribution Plan Fees     $1,270,442   $3,219,990   $1,103,379
-------------------------------------------------------------------------

All officers and one Director of the Fund are employees of SSB.

3.  Investments
During the year ended August 31, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

-------------------------------------------------------------------------
Purchases                                           $219,934,925
-------------------------------------------------------------------------
Sales                                                 94,151,758
-------------------------------------------------------------------------

At August 31, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-------------------------------------------------------------------------
Gross unrealized appreciation                    $1,015,586,098
Gross unrealized depreciation                       (27,559,737)
-------------------------------------------------------------------------
Net unrealized appreciation                       $ 988,026,361
-------------------------------------------------------------------------

4.  Repurchase Agreements
The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

5.  Lending of Portfolio Securities
The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At August 31, 1999, the Fund loaned common stocks having a value of approximately $239,766,319 and holds the following collateral for loaned securities:

Security Description                                   Value
---------------------------------------------------------------------------
Time Deposits:
  Banco Bilbao Vizcaya, 5.562% due 9/1/99           $ 40,594,495
  Bank Brussels Lambert, 5.562% due 9/1/99            22,573,965
  Bank of Montreal, 5.687% due 9/1/99                 29,621,020
  Banque Nationale De Paris, 5.562% due 9/1/99        40,594,495
  Banque Paribas, 5.562% due 9/1/99                   40,594,495
  Westdeutsche Landesbank, 5.562% due 9/1/99          27,996,345
Commercial Paper:
  Atlantis One Funding Corp., 5.919% due 2/22/00      38,568,736
Certificates of Deposit:
  Svenska Handelsbanken, 4.940% due 10/25/99           6,882,849
---------------------------------------------------------------------------
Total                                               $247,426,400
---------------------------------------------------------------------------

Income earned by the Fund from securities lending for the year ended August 31, 1999 was $275,013.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

6. Capital Shares

At August 31, 1999, the Fund had 100 million shares of capital stock authorized with a par value of $0.01 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.

At August 31, 1999, total paid-in capital amounted to the following for each class:

                                    Class A         Class B       Class L        Class Y        Class Z
===========================================================================================================
Total Paid-in Capital            $183,734,858    $256,355,824    $72,276,421   $58,796,600    $90,984,130
===========================================================================================================

Transactions in shares of each class were as follows:

                                                          Year Ended                                     Year Ended
                                                        August 31, 1999                                August 31, 1998
                                             ------------------------------------           --------------------------------------
                                              Shares                  Amount                 Shares                  Amount
==================================================================================================================================
Class A
Shares sold                                  37,325,388            $2,050,528,985            21,333,538            $902,655,163
Shares issued on reinvestment                   171,626                 7,692,276               385,804              15,173,658
Shares reacquired                           (36,082,392)           (1,981,741,151)          (20,932,711)           (889,903,470)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                  1,414,622             $  76,480,110               786,631            $ 27,925,351
==================================================================================================================================
Class B
Shares sold                                   6,945,414             $ 357,939,766             5,409,162            $218,854,365
Shares issued on reinvestment                   115,516                 4,910,603               260,912               9,820,734
Shares reacquired                            (5,479,074)             (273,687,067)           (4,805,074)           (194,506,323)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                  1,581,856              $ 89,163,302               865,000            $ 34,168,776
==================================================================================================================================
Class L*
Shares sold                                   1,039,798              $ 56,111,076               786,447            $ 32,005,002
Shares issued on reinvestment                    39,585                 1,686,340                96,287               3,630,010
Shares reacquired                              (580,589)              (28,676,180)             (775,551)            (31,661,828)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                    498,794              $ 29,121,236               107,183             $ 3,973,184
==================================================================================================================================
Class Y
Shares sold                                     124,511               $ 5,795,983               642,321            $ 26,209,826
Shares issued on reinvestment                        --                        --                     9                     346
Shares reacquired                              (242,792)              (16,000,000)           (1,774,035)            (73,189,015)
----------------------------------------------------------------------------------------------------------------------------------
Net Decrease                                   (118,281)            $ (10,204,017)           (1,131,705)          $ (46,978,843)
==================================================================================================================================
Class Z
Shares sold                                   1,413,441              $ 76,905,211               202,137             $ 8,572,098
Shares issued on reinvestment                    22,343                 1,026,677                51,347               2,061,601
Shares reacquired                              (214,783)              (11,354,179)              (56,869)             (2,477,684)
----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                  1,221,001              $ 66,577,709               196,615             $ 8,156,015
==================================================================================================================================

* On June 12, 1998, Class C shares were renamed Class L shares.


--------------------------------------------------------------------------------
16                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended August 31, except where noted:

Class A Shares                                        1999(1)      1998          1997        1996         1995
====================================================================================================================
Net Asset Value, Beginning of Year                 $    33.78   $    41.80   $    28.76   $    33.53   $    26.76
--------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                                  (0.48)       (0.42)       (0.33)       (0.31)       (0.34)
   Net realized and unrealized gain (loss)              35.31        (5.64)       14.18        (2.09)        8.48
--------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                     34.83        (6.06)       13.85        (2.40)        8.14
--------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                   (0.88)       (1.96)       (0.81)       (2.37)       (1.37)
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.88)       (1.96)       (0.81)       (2.37)       (1.37)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                       $    67.73   $    33.78   $    41.80   $    28.76   $    33.53
--------------------------------------------------------------------------------------------------------------------
Total Return                                           104.42%      (15.16)%      49.11%       (7.44)%      31.95%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                     $  690,142   $  296,376   $  333,877   $  252,531   $  292,402
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                              1.18%        1.21%        1.21%        1.30%        1.37%
   Net investment loss                                  (0.89)       (0.97)       (0.93)       (0.97)       (1.05)
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                     8%           7%           6%          13%          44%
=====================================================================================================================

Class B Shares                                        1999(1)      1998          1997        1996         1995
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                 $    32.12   $    40.17   $    27.88   $    32.82   $    26.42
--------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                                  (0.87)       (0.66)       (0.56)       (0.53)       (0.33)
   Net realized and unrealized gain (loss)              33.45        (5.43)       13.66        (2.04)        8.10
--------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                     32.58        (6.09)       13.10        (2.57)        7.77
--------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                   (0.88)       (1.96)       (0.81)       (2.37)       (1.37)
--------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.88)       (1.96)       (0.81)       (2.37)       (1.37)
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                       $    63.82   $    32.12   $    40.17   $    27.88   $    32.82
--------------------------------------------------------------------------------------------------------------------
Total Return                                           102.78%      (15.90)%      47.94%       (8.16)%      30.93%
--------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                     $  470,141   $  185,808   $  197,559   $  136,322   $   97,438
--------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                              2.00%        2.02%        2.01%        2.07%        2.12%
   Net investment loss                                  (1.70)       (1.78)       (1.73)       (1.75)       (1.80)
--------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                     8%           7%           6%          13%          44%
====================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      17

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended August 31, except where noted:


Class L Shares                                          1999(1)         1998(2)          1997            1996           1995(3)
=================================================================================================================================
Net Asset Value, Beginning of Year                      $32.19          $40.22          $27.91          $32.84          $26.42
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                                   (0.84)          (0.68)          (0.59)          (0.53)          (0.40)
   Net realized and unrealized gain (loss)               33.52           (5.39)          13.71           (2.03)           8.19
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                      32.68           (6.07)          13.12           (2.56)           7.79
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                    (0.88)          (1.96)          (0.81)          (2.37)          (1.37)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                      (0.88)          (1.96)          (0.81)          (2.37)          (1.37)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                            $63.99          $32.19          $40.22          $27.91          $32.84
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                            102.87%         (15.80)%         47.97%          (8.12)%         31.01%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                        $161,784         $65,312         $77,297         $63,786         $72,324
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                               1.94%           1.97%           1.97%           2.06%           2.12%
   Net investment loss                                   (1.64)          (1.73)          (1.68)          (1.75)          (1.80)
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                      8%              7%              6%             13%             44%
=================================================================================================================================

Class Y Shares                                                           1999(1)        1998(2)          1997             1996(4)
=================================================================================================================================
Net Asset Value, Beginning of Year                                      $34.13          $42.07          $28.84          $31.86
---------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                                                   (0.29)          (0.25)          (0.16)          (0.12)
   Net realized and unrealized gain (loss)                               35.73           (5.73)          14.20           (0.53)
---------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                                      35.44           (5.98)          14.04           (0.65)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                                    (0.88)          (1.96)          (0.81)          (2.37)
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                      (0.88)          (1.96)          (0.81)          (2.37)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                                            $68.69          $34.13          $42.07          $28.84
---------------------------------------------------------------------------------------------------------------------------------
Total Return                                                            105.15%         (14.86)%         49.64%         (10.13)%++*
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                                        $172,385         $89,675        $158,146         $58,641
---------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                                               0.82%           0.85%           0.84%           0.84%+
   Net investment loss                                                   (0.53)          (0.62)          (0.56)          (0.49)+
---------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                                   8%              7%              6%             13%
=================================================================================================================================

(1) Per share amounts have been calculated using the monthly average shares method.
(2)  On June 12, 1998, Class C shares were renamed Class L shares.
(3)  On November 7, 1994, the former Class D shares were renamed Class C shares.
(4)  For the period from October 12, 1995 (inception date) to August 31, 1996.
* Performance for Class Y shares is for the period from January 31, 1996 to August 31, 1996 since all Class Y shares were redeemed during November 1995 and new shares in Class Y were not purchased until January 31, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

--------------------------------------------------------------------------------
18                                            1999 Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended August 31, except where noted:


Class Z Shares                                      1999/(1)/        1998            1997            1996           1995/(2)/
=============================================================================================================================
Net Asset Value, Beginning of Year                  $34.58          $42.60          $29.20          $33.88          $26.94
-----------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment loss                               (0.30)          (0.28)          (0.20)          (0.20)          (0.34)
   Net realized and unrealized gain (loss)           36.23           (5.78)          14.41           (2.11)           8.65
-----------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                  35.93           (6.06)          14.21           (2.31)           8.31
-----------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net realized gains                                (0.88)          (1.96)          (0.81)          (2.37)          (1.37)
-----------------------------------------------------------------------------------------------------------------------------
Total Distributions                                  (0.88)          (1.96)          (0.81)          (2.37)          (1.37)
-----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                        $69.63          $34.58          $42.60          $29.20          $33.88
-----------------------------------------------------------------------------------------------------------------------------
Total Return                                        105.20%         (14.86)%         49.61%          (7.07)%         32.38%
-----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                    $169,905         $42,155         $43,553         $30,837         $27,209
-----------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                           0.82%           0.85%           0.85%           0.93%           1.12%
   Net investment loss                               (0.51)          (0.62)          (0.57)          (0.61)          (0.80)
-----------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  8%              7%              6%             13%             44%
-----------------------------------------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2)  On November 7, 1994, the former Class C shares were renamed Class Z shares.

--------------------------------------------------------------------------------
Tax Information (unaudited)
--------------------------------------------------------------------------------

For Federal tax purposes the Fund hereby designates for the fiscal year ended August 31, 1999:

     .    Total long-term capital gain distributions paid of $18,186,090.

--------------------------------------------------------------------------------
Smith Barney Aggressive Growth Fund Inc.                                      19

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
Smith Barney Aggressive Growth Fund Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Aggressive Growth Fund Inc. as of August 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Aggressive Growth Fund Inc. as of August 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                                                    /s/ KPMG LLP

New York, New York
October 15, 1999

--------------------------------------------------------------------------------
20                                            1999 Annual Report to Shareholders

Smith Barney Aggressive Growth Fund Inc.

Directors
Paul R. Ades
Herbert Barg
Dwight B. Crane
Frank Hubbard
Heath B. McLendon, Chairman
Jerome Miller
Ken Miller
John F. White, Emeritus

Officers
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Treasurer

Richard A. Freeman
Vice President and Investment Officer

Paul A. Brook
Controller

Christina T. Sydor
Secretary


Investment Adviser and Administrator
SSB Citi Fund Management LLC

Distributor
CFBDS, Inc.

Custodian
PNC Bank, N.A.

Shareholder Servicing Agent
First Data Investor Services Group, Inc.
P.O. Box 9699
Providence, RI 02940-9699



This report is submitted for the general information of shareholders of Smith Barney Aggressive Growth Fund Inc. It is not for distribution to prospective investors unless accompanied by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.



[LOGO OF SALOMON SMITH BARNEY]


Smith Barney Aggressive
Growth Fund Inc.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013

www.smithbarney.com


FD0433 10/99